Note 10 – Subsequent Events	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Note 10 – Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statement was available to be issued. Based upon this review, except as noted above, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On October 25, 2022, the Company completed its Business Combination with Cardio Diagnostics, Inc.

In connection with the Business Combination, holders of 6,465,452 shares of common stock exercised their rights to redeem those shares for cash at an approximate price of $10.10 per share, for an aggregate redemption value of approximately $65.3 million, which was paid to such holders on the Closing Date.

As of the open of trading on October 26, 2022, the Company’s common stock and Public Warrants, formerly those of Mana, began trading on The Nasdaq Capital Market under the trading symbols “CDIO” and “CDIOW,” respectively.

Cardio Diagnostics Member During Reverse Merger [Member]
Note 10 – Subsequent Events

Note 10 – Subsequent Events

The Company evaluated its September 30, 2022 condensed consolidated financial statements for subsequent events through December 6, 2022, the date the consolidated financial statements were available to be issued.

Business Combination

On October 25, 2022, pursuant to a Merger Agreement, Mana Capital Acquisition Corp. (“Mana Capital”), a special purpose acquisition company incorporated under the laws of the state of Delaware merged with and into the Company, with the Company surviving the merger as a wholly-owned subsidiary of Mana Capital. Subsequent to the merger, Mana Capital changed its name to Cardio Diagnostics Holdings Inc.

See Note 3 regarding the satisfaction of the notes receivable.